Other Non-Current Assets	12 Months Ended
Mar. 31, 2023
Other Non Current Assets [Abstract]
Other Non-Current Assets
25)
OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2022	2023
Prepaid expenses	82	53
Receivable from related party#	53	—
Total	135	53

#Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee) (refer note 37).